Consolidated Statements of Changes in Shareholders' Deficit - USD ($) $ in Thousands, shares in Millions	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Intelsat S.A. Shareholders' Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2014		$ 35	$ 1,067	$ 2,117,898	$ (2,782,741)	$ (112,527)	$ (776,268)	$ 33,701
Balance, shares at Dec. 31, 2014		3.5	106.7
Net income (loss)	$ (3,923,387)				(3,923,387)		(3,923,387)	3,934
Dividends paid to noncontrolling interests								(8,423)
Share-based compensation			$ 9	25,912			25,921
Share-based compensation (in Shares)			0.9
Declaration of preferred stock dividend				(9,919)			(9,919)
Postretirement/pension liability adjustment, net of tax						27,939	27,939
Curtailment gain, net of tax of $3.8 million	6,510					6,510	6,510
Other comprehensive income (loss), net of tax						(361)	(361)
Balance at Dec. 31, 2015		$ 35	$ 1,076	2,133,891	(6,706,128)	(78,439)	(4,649,565)	29,212
Balance, shares at Dec. 31, 2015		3.5	107.6
Net income (loss)	990,197				990,197		990,197	3,915
Dividends paid to noncontrolling interests	(8,980)							(8,980)
Share-based compensation	23,089		$ 8	23,081			23,089
Share-based compensation (in Shares)			0.8
Preferred shares conversion, value		$ (35)	$ 96	(61)
Preferred shares conversion, shares		(3.5)	9.6
Postretirement/pension liability adjustment, net of tax						2,041	2,041
Other comprehensive income (loss), net of tax	93					93	93
Balance at Dec. 31, 2016	(3,634,145)		$ 1,180	2,156,911	(5,715,931)	(76,305)	(3,634,145)	24,147
Balance, shares at Dec. 31, 2016			118.0
Net income (loss)	(178,728)				(178,728)		(178,728)	3,914
Dividends paid to noncontrolling interests	(8,755)							(8,755)
Share-based compensation	16,472		$ 16	16,456			16,472
Share-based compensation (in Shares)			1.6
Postretirement/pension liability adjustment, net of tax						(11,801)	(11,801)
Other comprehensive income (loss), net of tax	332					332	332
Balance at Dec. 31, 2017	$ (3,807,870)		$ 1,196	$ 2,173,367	$ (5,894,659)	$ (87,774)	$ (3,807,870)	$ 19,306
Balance, shares at Dec. 31, 2017			119.6